Share-based compensation plan (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

	Number of shares
	06/30/2024	12/31/2023
Opening balance	9,728,425	7,583,185
Granted during of the period	2,957,142	3,391,581
Exercised (1)	(1,332,211)	(871,208)
Exercised due to resignation (1)	(14,419)	(30,800)
Abandoned/cancelled due to resignation	(410,399)	(344,333)
Closing balance	10,928,538	9,728,425
(1)The average price of the share options exercised and exercised due to termination of employment on June 30, 2024 was R$59.28 (fifty-nine reais and twenty-eight cents) (R$58.07 (fifty-eight reais and seven cents) as at December 31, 2023).

Disclosure of number and weighted average exercise prices of share options [text block]

Grant date	Fair value on grant date (1)	Shares granted	Restricted year for transfer of shares
01/02/2022	R$53.81	115,754	01/02/2025
01/02/2023	R$52.00	103,482	01/02/2026
01/02/2023	R$49.58	165,052	01/02/2026
01/02/2024	R$53.63	115,034	01/02/2027
01/02/2024	R$52.91	164,808	01/02/2027
04/25/2024	R$52.89	337,465	04/02/2025
04/25/2024	R$52.89	220,540	04/02/2026
04/25/2024	R$52.89	56,535	04/02/2027
05/13/2024	R$57.15	1,870,000	04/01/2029
		3,148,670
(1)Amounts expressed in Reais.

Explanation of Effect of Share-Based Payments on Entity's Profit or Loss and Financial Position

	Liabilities and Equity		Statement of income and Equity
	06/30/2024	12/31/2023	06/30/2024	06/30/2023
Non-current liabilities
Provision for phantom stock plan	291,166	268,489	(91,292)	(32,731)
Equity
Stock options granted	39,121	26,744	(12,377)	(4,159)
Shares granted	(4,877)		4,877
	34,244	26,744	(7,500)	(4,159)
			(98,792)	(36,890)